Segments - Summary of Revenue by Geography (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,196	$ 13,102
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,826	$ 11,137
US | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	71.10%	85.00%
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,370,000	$ 1,965,000
Europe [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	28.90%	15.00%